GuideMark® Small/Mid Cap Core Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	COMMON STOCKS - 91.42%
	Aerospace & Defense - 0.77%
556	AAR Corp. (a)	$21,545
204	AeroVironment, Inc. (a)	20,430
1,598	Astronics Corp. (a)	27,981
938	Axon Enterprise, Inc. (a)	165,838
453	BWX Technologies, Inc.	26,328
283	Curtiss-Wright Corp.	33,609
374	Hexcel Corp. (a)	23,338
2,183	Howmet Aerospace, Inc. (a)	75,248
280	Huntington Ingalls Industries, Inc.	59,010
865	MAXAR TECHNOLOGIES, Inc. (b)	34,531
411	Moog, Inc. - Class A	34,549
908	Parsons Corp. (a)	35,739
2,585	Textron, Inc.	177,770
613	Vectrus, Inc. (a)	29,173
1,248	Virgin Galactic Holdings, Inc. (a)	57,408
		822,497
	Air Freight & Logistics - 0.37%
930	Atlas Air Worldwide Holdings, Inc. (a)	63,342
2,482	Echo Global Logistics, Inc. (a)	76,297
334	Forward Air Corp.	29,976
466	Hub Group, Inc. - Class A (a)	30,747
8,035	Radiant Logistics, Inc. (a)	55,683
978	XPO Logistics, Inc. (a)	136,812
		392,857
	Airlines - 0.17%
445	Alaska Air Group, Inc. (a)	26,838
135	Allegiant Travel Co. (a)	26,190
2,350	American Airlines Group, Inc. (a)	49,843
4,708	Mesa Air Group, Inc. (a)	43,926
750	SkyWest, Inc. (a)	32,303
		179,100
	Auto Components - 0.86%
499	Adient PLC - ADR (a)	22,555
3,589	American Axle & Manufacturing Holdings, Inc. (a)	37,146
2,169	BorgWarner, Inc.	105,283
1,536	Dana, Inc.	36,495
404	Dorman Products, Inc. (a)	41,883
381	Fox Factory Holding Corp. (a)	59,306
2,520	Gentex Corp.	83,387
464	Gentherm, Inc. (a)	32,967
4,193	Goodyear Tire & Rubber Co. (a)	71,910
258	LCI Industries	33,906
513	Lear Corp.	89,919
2,834	Modine Manufacturing Co. (a)	47,016
1,343	Motorcar Parts of America, Inc. (a)	30,137
695	QuantumScape Corp. (a)	20,336
894	Standard Motor Products, Inc.	38,755
1,319	Stoneridge, Inc. (a)	38,911
1,125	Tenneco, Inc. (a)	21,735
216	Visteon Corp. (a)	26,123
1,020	XPEL, Inc. (a)	85,547
		923,317

	Automobiles - 0.22%
1,068	Fisker, Inc. (a)	20,591
1,852	Harley-Davidson, Inc.	84,859
722	Thor Industries, Inc.	81,586
674	Winnebago Industries, Inc. (b)	45,805
		232,841
	Banks - 4.20%
494	Altabancorp	21,395
1,417	Amalgamated Financial Corp.	22,148
1,128	Ameris Bancorp	57,111
1,911	Associated Banc-Corp.	39,137
1,147	Atlantic Capital Bancshares, Inc. (a)	29,203
693	Atlantic Union Bankshares Corp.	25,100
2,010	Banco Latinoamericano de Comercio Exterior SA - Class E - ADR	30,894
3,049	Bancorp, Inc. (a)	70,158
758	BancorpSouth, Inc. (b)	21,474
455	Bank of Hawaii Corp.	38,320
1,046	Bank OZK	44,099
779	BankUnited, Inc.	33,256
1,249	Blue Ridge Bankshares Inc.	21,883
306	BOK Financial Corp.	26,500
1,854	Cadence BanCorp	38,712
1,993	Capital Bancorp, Inc. (a)	40,757
1,051	Capstar Financial Holdings, Inc.	21,546
538	Cathay General Bancorp	21,176
340	City Holding Co.	25,582
958	Civista Bancshares, Inc.	21,172
934	CNB Financial Corp.	21,314
1,036	Coastal Financial Corp. WA (a)	29,588
1,537	Comerica, Inc.	109,650
1,183	Commerce Bancshares, Inc. (b)	88,205
527	Community Trust Bancorp, Inc.	21,280
432	Cullen Frost Bankers, Inc.	48,384
1,558	Customers Bancorp, Inc. (a)	60,746
579	Eagle Bancorp, Inc.	32,470
1,796	East West Bancorp, Inc.	128,755
1,051	Eastern Bankshares, Inc.	21,619
508	Enterprise Financial Services Corp.	23,566
685	Equity Bancshares, Inc. - Class A (a)	20,886
2,369	F.N.B. Corp.	29,210
713	Financial Institutions, Inc.	21,390
2,103	First BanCorp (Puerto Rico) - ADR	25,068
1,547	First Bank	20,946
851	First Busey Corp.	20,986
1,000	First Choice Bancorp	30,450
105	First Citizens BancShares, Inc. - Class A	87,438
1,518	First Commonwealth Financial Corp.	21,358
1,027	First Financial Bancorp.	24,268
1,365	First Financial Bankshares, Inc.	67,062
516	First Financial Corp.	21,063
804	First Hawaiian, Inc.	22,785
7,394	First Horizon National Corp.	127,768
1,030	First Internet Bancorp	31,909
1,790	Fulton Financial Corp.	28,246
667	Glacier Bancorp, Inc.	36,738
617	Guaranty Bancshares Inc.	21,021
948	Hancock Whitney Corp.	42,129
1,688	Hanmi Financial Corp.	32,173
1,489	HarborOne Bancorp, Inc.	21,352
35	Hawthorn Bancshares, Inc.	795
1,650	HBT Financial, Inc.	28,727
448	Heartland Financial U.S.A., Inc.	21,052

1,809	Hilltop Holdings, Inc. (b)	65,848
985	Home BancShares, Inc.	24,310
753	HomeTrust Bancshares, Inc.	21,009
1,579	Hope Bancorp, Inc.	22,390
1,215	Horizon Bancorp	21,177
1,337	Independent Bank Corp.	29,026
412	Independent Bank Group, Inc.	30,480
3,629	Investors Bancorp, Inc.	51,750
400	Lakeland Financial Corp.	24,656
700	Live Oak Bancshares, Inc.	41,300
715	Mercantile Bank Corp.	21,593
1,438	Metrocity Bankshares, Inc.	25,179
348	Metropolitan Bank Holding Corp. (a)	20,957
815	Midland States Bancorp, Inc.	21,410
971	MVB Financial Corp.	41,423
328	Nicolet Bankshares, Inc. (a)	23,072
924	Northrim BanCorp, Inc.	39,501
957	OFG Bancorp - ADR	21,169
1,437	Old National Bancorp	25,306
1,813	Old Second Bancorp, Inc.	22,481
716	Origin Bancorp, Inc.	30,401
906	Orrstown Financial Services, Inc.	20,901
673	Pacific Premier Bancorp, Inc.	28,461
909	PacWest Bancorp	37,414
229	Park National Corp. (b)	26,889
622	Pinnacle Financial Partners, Inc.	54,916
1,178	Popular, Inc. - ADR	88,409
551	Preferred Bank	34,862
700	Prosperity Bancshares, Inc.	50,260
872	RBB Bancorp	21,120
770	Reliant Bancorp, Inc.	21,352
695	Sandy Spring Bancorp, Inc.	30,670
838	ServisFirst Bancshares, Inc.	56,967
634	Signature Bank	155,742
307	Silvergate Capital Corp. - Class A (a)	34,789
919	Simmons First National Corp. - Class A	26,963
1,398	South Plains Financial, Inc.	32,336
515	South State Corp.	42,106
415	Southern First Bacnshares, Inc. (a)	21,231
553	Southside Bancshares, Inc.	21,141
1,393	Sterling Bancorp	34,532
558	Stock Yards Bancorp, Inc.	28,397
941	Summit Financial Group, Inc.	20,711
2,082	Synovus Financial Corp.	91,358
496	Texas Capital Bancshares, Inc. (a)	31,491
1,000	The Bank of N.T. Butterfield & Son, Ltd. - ADR	35,450
1,049	TowneBank	31,911
1,271	TriState Capital Holdings, Inc. (a)	25,916
500	Triumph Bancorp, Inc. (a)	37,125
687	Trustmark Corp.	21,160
563	UMB Financial Corp.	52,393
3,281	Umpqua Holdings Corp.	60,534
792	United Bankshares, Inc.	28,908
808	Univest Corp. of Pennsylvania	21,307
3,562	Valley National Bancorp	47,838
600	Veritex Holdings, Inc.	21,246
527	Washington Trust Bancorp, Inc.	27,061
976	Webster Financial Corp.	52,060
1,440	WesBanco, Inc.	51,307
901	West Bancorporation, Inc.	25,003
1,599	Western Alliance Bancorp	148,467

737	Wintrust Financial Corp.	55,739
1,363	Zions Bancorporation	72,048
		4,492,949
	Beverages - 0.57%
171	Boston Beer Co., Inc. - Class A (a)	174,557
2,211	Celsius Holdings, Inc. (a)(b)	168,235
224	Coca-Cola Consolidated, Inc.	90,077
478	MGP Ingredients, Inc.	32,332
1,104	National Beverage Corp.	52,142
12,037	NewAge, Inc. (a)(b)	26,842
3,800	Primo Water Corp. - ADR	63,574
		607,759
	Biotechnology - 3.85%
1,553	ACADIA Pharmaceuticals, Inc. (a)	37,878
317	Acceleron Pharma, Inc. (a)	39,780
4,854	Achillion Pharmaceuticals, Inc. (a)(c)(d)(f)	2,233
1,181	Aduro Biotech, Inc. (a)(c)(d)(f)	–
4,880	Affimed NV - ADR (a)	41,480
7,738	Akebia Therapeutics, Inc. (a)	29,327
1,798	Aldeyra Therapeutics, Inc. (a)	20,371
2,805	Alkermes PLC - ADR (a)	68,779
1,661	ANAVEX LIFE SCIENCES Corp. (a)	37,970
511	Apellis Pharmaceuticals, Inc. (a)	32,295
1,167	Arcus Biosciences, Inc. (a)	32,046
697	Arrowhead Pharmaceuticals, Inc. (a)	57,726
2,170	Avid Bioservices, Inc. (a)	55,660
299	Beam Therapeutics, Inc. (a)	38,484
3,654	BioCryst Pharmaceuticals, Inc. (a)(b)	57,770
877	Blueprint Medicines Corp. (a)	77,141
883	Bridgebio Pharma, Inc. (a)(b)	53,828
1,004	Brooklyn ImmunoTherapeutics, Inc. (a)	18,082
620	CareDx, Inc. (a)(b)	56,742
768	Cassava Sciences, Inc. (a)	65,618
531	Castle Biosciences, Inc. (a)	38,938
16,439	Catalyst Pharmaceuticals, Inc. (a)	94,524
693	Celcuity, Inc. (a)	16,632
613	Celldex Therapeutics, Inc. (a)	20,499
4,694	Coherus Biosciences, Inc. (a)(b)	64,918
2,752	Curis, Inc. (a)	22,209
8,003	CytomX Therapeutics, Inc. (a)	50,659
844	Denali Therapeutics, Inc. (a)	66,203
815	DermTech, Inc. (a)	33,880
2,573	Eagle Pharmaceuticals, Inc. (a)	110,124
1,928	Emergent BioSolutions, Inc. (a)(b)	121,445
1,521	Evelo Biosciences, Inc. (a)	20,899
6,253	Exelixis, Inc. (a)(b)	113,930
451	Fate Therapeutics, Inc. (a)	39,142
624	Forte Biosciences, Inc. (a)	20,979
1,156	Halozyme Therapeutics, Inc. (a)	52,494
2,876	Ideaya Biosciences, Inc. (a)	60,367
6,678	Infinity Pharmaceuticals Inc. (a)	19,967
627	Intellia Therapeutics, Inc. (a)	101,518
4,300	Ironwood Pharmaceuticals, Inc. - Class A (a)(b)	55,341
2,139	Karyopharm Therapeutics, Inc. (a)	22,074
7,417	Lineage Cell Therapeutics Inc. (a)	21,138
2,196	Magenta Therapeutics, Inc. (a)	21,477
7,439	MannKind Corp. (a)	40,543
2,581	Medavail Holdings, Inc. (a)	31,617
6,070	MiMedx Group, Inc. (a)	75,936
382	Mirati Therapeutics, Inc. (a)	61,704
1,419	Myriad Genetics, Inc. (a)	43,393

805	Natera, Inc. (a)	91,392
713	Neurocrine Biosciences, Inc. (a)	69,389
551	Novavax, Inc. (a)	116,983
2,484	Ocugen, Inc. (a)	19,947
4,189	Oncocyte Corp. (a)	24,045
16,972	OPKO Health, Inc. (a)(b)	68,737
3,928	Organogenesis Holdings, Inc. (a)	65,283
738	Protagonist Therapeutics, Inc. (a)	33,121
440	Prothena Corp Plc - ADR (a)	22,620
10,764	Puma Biotechnology, Inc. (a)	98,814
2,675	Radius Health, Inc. (a)	48,792
379	Repligen Corp. (a)	75,656
886	Rubius Therapeutics, Inc. (a)	21,627
1,963	Sage Therapeutics, Inc. (a)	111,518
2,869	Sangamo Therapeutics, Inc. (a)	34,342
7,262	Selecta Biosciences, Inc. (a)	30,355
4,753	Sesen Bio, Inc. (a)	21,959
2,671	Sorrento Therapeutics, Inc. (a)	25,882
339	SpringWorks Therapeutics, Inc. (a)	27,937
6,964	Stereotaxis, Inc. (a)	67,133
9,545	Surface Oncology, Inc. (a)	71,206
1,113	Sutro Biopharma, Inc. (a)	20,691
2,725	Translate Bio, Inc. (a)	75,046
316	Twist Bioscience Corp. (a)	42,107
1,170	United Therapeutics Corp. (a)	209,910
6,125	Vanda Pharmaceuticals, Inc. (a)	131,749
3,910	Vaxart, Inc. (a)(b)	29,286
2,767	Vericel Corp. (a)	145,267
7,548	VistaGen Therapeutics, Inc. (a)	23,776
1,277	XBiotech, Inc. - ADR (a)	21,147
		4,111,477
	Building Products - 1.78%
1,860	A. O. Smith Corp. - Class A	134,032
727	AAON, Inc.	45,503
599	Advanced Drainage Systems, Inc.	69,825
1,013	Allegion PLC - ADR	141,111
363	American Woodmark Corp. (a)	29,653
897	Apogee Enterprises, Inc.	36,535
3,987	Builders FirstSource, Inc. (a)(b)	170,085
1,959	Caesarstone, Ltd. - ADR	28,915
2,905	Cornerstone Building Brands, Inc. (a)	52,813
224	CSW Industrials, Inc.	26,535
1,905	Fortune Brands Home & Security, Inc.	189,757
1,017	Griffon Corp.	26,066
765	Insteel Industries, Inc.	24,595
1,681	JELD-WEN Holding, Inc. (a)	44,143
473	Lennox International, Inc. (b)	165,928
353	Masonite International Corp. - ADR (a)	39,462
1,261	Owens Corning, Inc.	123,452
485	Patrick Industries, Inc.	35,405
1,608	PGT Innovations, Inc. (a)	37,354
1,328	Quanex Building Products Corp.	32,987
1,857	Resideo Technologies, Inc. (a)	55,710
749	Simpson Manufacturing Co., Inc.	82,720
746	The AZEK Co., Inc. (a)	31,675
1,851	Trex Co., Inc. (a)	189,191
1,254	UFP Industries, Inc.	93,222
		1,906,674
	Capital Markets - 2.89%
607	Affiliated Managers Group, Inc.	93,605
1,967	Ares Management Corp. - Class A	125,082

1,629	Artisan Partners Asset Management, Inc. - Class A	82,786
1,168	B. Riley Financial, Inc.	88,184
5,301	BGC Partners, Inc. - Class A	30,057
4,399	Brightsphere Investment Group, Inc.	103,069
1,140	Cboe Global Markets, Inc.	135,717
733	Cohen & Steers, Inc.	60,172
2,109	Cowen Group, Inc. - Class A	86,574
277	Diamond Hill Investment Group, Inc.	46,345
1,614	Donnelley Financial Solutions, Inc. (a)	53,262
842	Evercore, Inc. - Class A	118,528
351	FactSet Research Systems, Inc.	117,799
1,946	Federated Investors, Inc. - Class B (b)	65,989
681	Focus Financial Partners, Inc. - Class A (a)	33,029
2,298	GAMCO Investors, Inc. - Class A	57,680
2,129	GCM Grosvenor, Inc. - Class A	22,184
2,268	Greenhill & Co., Inc.	35,290
733	Hamilton Lane, Inc.	66,791
748	Houlihan Lokey, Inc.	61,179
4,225	Invesco, Ltd. - ADR	112,934
2,227	Janus Henderson Group Plc - ADR	86,430
2,114	Lazard, Ltd. - Class A - ADR	95,659
1,383	LPL Financial Holdings, Inc.	186,677
1,726	Moelis & Co. - Class A	98,192
478	Morningstar, Inc.	122,899
1,011	Open Lending Corp. - Class A (a)	43,564
1,125	Oppenheimer Holdings, Inc. - Class A	57,195
324	Piper Jaffray Cos.	41,977
874	PJT Partners, Inc. - Class A	62,386
3,100	Pzena Investment Management, Inc. - Class A	34,131
872	Sculptor Capital Management, Inc.	21,443
1,551	SEI Investments Co.	96,115
1,471	StepStone Group, Inc. - Class A	50,602
1,784	Stifel Financial Corp. (b)	115,710
828	StoneX Group, Inc. (a)	50,235
2,505	The Carlyle Group, Inc.	116,432
2,062	Valhi, Inc.	50,168
3,300	Virtu Financial, Inc. - Class A	91,179
241	Virtus Investment Partners, Inc.	66,943
		3,084,193
	Chemicals - 1.56%
1,374	AdvanSix, Inc. (a)	41,028
1,607	American Vanguard Corp.	28,139
358	Ashland Global Holdings, Inc.	31,325
799	Avient Corp.	39,279
1,344	Axalta Coating Systems, Ltd. - ADR (a)	40,979
163	Balchem Corp.	21,395
565	Cabot Corp.	32,165
2,409	CF Industries Holdings, Inc.	123,943
222	Chase Corp.	22,779
840	Danimer Scientific, Inc. (a)	21,042
2,064	Element Solutions, Inc.	48,256
580	H.B. Fuller Co.	36,894
948	Hawkins, Inc.	31,047
1,045	Huntsman Corp.	27,713
304	Ingevity Corp. (a)	24,733
341	Innospec, Inc.	30,898
1,373	Intrepid Potash, Inc. (a)	43,744
1,084	Koppers Holdings, Inc. (a)	35,067
1,489	Kraton Corp. (a)	48,080
2,242	Livent Corp. (a)	43,405
304	Minerals Technologies, Inc.	23,916

81	NewMarket Corp.	26,080
1,964	Olin Corp.	90,855
119	Quaker Chemical Corp.	28,226
4,682	Rayonier Advanced Materials, Inc. (a)	31,323
1,698	RPM International, Inc.	150,579
298	Sensient Technologies Corp.	25,795
1,979	The Chemours Co.	68,869
3,751	The Mosaic Co.	119,694
515	The Scotts Miracle-Gro Co. - Class A	98,839
783	Trinseo SA - ADR	46,855
2,871	Tronox Holdings PLC - Class A - ADR	64,310
2,407	Valvoline, Inc.	78,131
504	Westlake Chemical Corp.	45,405
		1,670,788
	Commercial and Service Industry Machinery Manufacturing - 0.02%
1,875	Cantaloupe, Inc. (a)	22,237
	Commercial Services & Supplies - 1.40%
835	ABM Industries, Inc.	37,032
2,731	ACCO Brands Corp.	23,568
2,505	ADT, Inc.	27,029
3,781	AgEagle Aerial Systems Inc. (a)	19,926
1,147	Avery Dennison Corp.	241,145
1,573	BrightView Holdings, Inc. (a)	25,357
470	Cimpress PLC - ADR (a)	50,953
319	Clean Harbors, Inc. (a)	29,712
896	Comfort Systems USA, Inc.	70,596
1,550	Deluxe Corp. (b)	74,043
975	Healthcare Services Group, Inc.	30,781
1,750	Herman Miller, Inc.	82,495
1,219	HNI Corp.	53,599
1,008	IAA, Inc. (a)(b)	54,976
3,635	Interface, Inc.	55,615
1,536	KAR Auction Services, Inc. (a)	26,957
4,551	Kimball International, Inc. - Class B	59,846
1,639	Knoll, Inc.	42,598
476	MSA Safety, Inc.	78,816
3,990	NL Industries, Inc.	25,935
5,960	Pitney Bowes, Inc.	52,269
3,349	RR Donnelley & Sons Co. (a)	21,032
2,956	Steelcase, Inc. - Class A	44,665
500	Stericycle, Inc. (a)	35,775
2,483	Sykes Enterprises, Inc. (a)	133,337
5,171	Team, Inc. (a)	34,646
500	Tetra Tech, Inc.	61,020
		1,493,723
	Communications Equipment - 1.43%
1,732	ADTRAN, Inc.	35,766
922	Aviat Networks, Inc. (a)	30,214
2,860	Calix, Inc. (a)	135,850
2,972	Cambium Networks Corp. - ADR (a)	143,696
4,257	Casa Systems, Inc. (a)	37,760
2,543	Ciena Corp. (a)	144,671
1,147	Clearfield, Inc. (a)	42,955
2,581	CommScope Holding Co., Inc. (a)	55,001
1,468	Digi International, Inc. (a)	29,522
1,541	DZS, Inc. (a)	31,976
1,247	EchoStar Corp. - Class A (a)(b)	30,290
2,183	EMCORE Corp. (a)	20,127
11,381	Extreme Networks, Inc. (a)	127,012
754	F5 Networks, Inc. (a)	140,742

3,420	Harmonic, Inc. (a)	29,138
2,157	Infinera Corp. (a)(b)	22,001
3,666	Inseego Corp. (a)	36,990
2,323	Juniper Networks, Inc.	63,534
2,334	KVH Industries, Inc. (a)	28,708
734	Lumentum Holdings, Inc. (a)	60,210
1,293	NETGEAR, Inc. (a)	49,548
1,520	NetScout Systems, Inc. (a)	43,381
1,522	Plantronics, Inc. (a)	63,513
10,376	Ribbon Communications, Inc. (a)	78,961
2,605	Viavi Solutions, Inc. (a)	46,004
		1,527,570
	Computers & Peripherals - 0.03%
2,670	Diebold Nixdorf, Inc. (a)	34,283
	Construction & Engineering - 1.32%
1,904	AECOM (a)	120,561
614	Ameresco, Inc. (a)	38,510
2,526	API Group Corp. (a)	52,768
660	Arcosa, Inc.	38,768
627	Argan, Inc.	29,964
3,786	Concrete Pumping Holdings, Inc. (a)	32,068
1,006	Construction Partners, Inc. - Class A (a)	31,588
504	Dycom Industries, Inc. (a)	37,563
930	EMCOR Group, Inc.	114,567
747	Granite Construction, Inc.	31,023
1,189	IES Holdings, Inc. (a)	61,067
1,371	Jacobs Engineering Group, Inc.	182,919
1,567	KBR, Inc.	59,781
789	MasTec, Inc. (a)	83,713
559	MYR Group, Inc. (a)	50,824
1,083	Northwest Pipe Co. (a)	30,595
500	NV5 Global, Inc. (a)	47,255
1,178	Primoris Services Corp.	34,669
1,717	Quanta Services, Inc.	155,509
1,820	Sterling Construction Co., Inc. (a)	43,917
4,119	Tutor Perini Corp. (a)	57,048
2,661	WillScot Mobile Mini Holdings Corp. (a)	74,162
		1,408,839
	Construction Materials - 0.24%
426	Eagle Materials, Inc.	60,539
2,510	Forterra, Inc. (a)	59,010
1,257	Summit Materials, Inc. - Class A (a)	43,806
152	United States Lime & Minerals, Inc.	21,142
976	US Concrete, Inc. (a)	72,029
		256,526
	Consumer Finance - 0.98%
2,036	Atlanticus Holdings Corp. (a)	80,829
203	Credit Acceptance Corp. (a)(b)	92,184
4,960	Curo Group Holdings Corp.	84,320
2,599	Enova International, Inc. (a)	88,912
395	FirstCash, Inc.	30,194
1,143	LendingClub Corp. (a)	20,723
6,122	Navient Corp.	118,338
651	Nelnet, Inc. - Class A	48,975
2,326	OneMain Holdings, Inc.	139,351
648	PRA Group, Inc. (a)	24,928
993	PROG Holdings, Inc.	47,793
1,248	Regional Management Corp.	58,082
2,347	Santander Consumer USA Holdings, Inc.	85,243
5,225	SLM Corp.	109,411
173	Upstart Holdings, Inc. (a)	21,608
		1,050,891

	Containers & Packaging - 0.80%
561	AptarGroup, Inc.	79,011
1,281	Ardagh Group SA - ADR	31,410
1,518	Berry Plastics Group, Inc. (a)	99,004
1,343	Crown Holdings, Inc.	137,268
1,198	Graphic Packaging Holding Co.	21,732
696	Greif, Inc. - Class A	42,143
436	Greif, Inc. - Class B	25,724
2,215	Myers Industries, Inc.	46,515
1,663	O-I Glass, Inc. (a)	27,157
883	Packaging Corp. of America	119,576
1,954	Ranpak Holdings Corp. (a)	48,908
1,744	Sealed Air Corp. (b)	103,332
990	Silgan Holdings, Inc. (b)	41,085
538	Sonoco Products Co.	35,992
		858,857
	Distributors - 0.14%
1,251	Core-Mark Holding Co., Inc.	56,307
2,813	Funko, Inc. (a)	59,861
2,185	VOXX International Corp. (a)	30,612
		146,780
	Diversified Consumer Services - 1.18%
1,613	Adtalem Global Education, Inc. (a)	57,487
2,218	American Public Education, Inc. (a)	62,858
1,319	Carriage Services, Inc.	48,763
693	Chegg, Inc. (a)	57,595
511	Coursera, Inc. (a)	20,215
794	Franchise Group, Inc.	28,004
1,340	frontdoor, Inc. (a)	66,759
112	Graham Holdings Co. - Class B	70,997
410	Grand Canyon Education, Inc. (a)	36,888
4,655	H&R Block, Inc. (b)	109,299
1,493	Hillenbrand, Inc.	65,812
12,836	Houghton Mifflin Harcourt Co. (a)	141,710
3,845	Laureate Education, Inc. - Class A (a)	55,791
841	Matthews International Corp. - Class A	30,242
7,313	Perdoceo Education Corp. (a)	89,731
1,753	Service Corp. International	93,943
331	Strategic Education, Inc.	25,176
2,317	Stride, Inc. (a)	74,445
775	Terminix Global Holdings, Inc. (a)	36,975
1,212	The Beauty Health Co. (a)	20,362
2,012	WW International, Inc. (a)	72,714
		1,265,766
	Diversified Financial Services - 0.57%
1,609	Alerus Financial Corp.	46,677
1,434	A-Mark Precious Metals, Inc.	66,681
1,942	Cannae Holdings, Inc. (a)	65,853
1,122	Encore Capital Group, Inc. (a)	53,172
4,221	Jefferies Financial Group, Inc.	144,358
940	Marlin Business Services Corp.	21,394
927	Stem, Inc. (a)	33,381
1,933	Voya Financial, Inc.	118,880
361	World Acceptance Corp. (a)	57,847
		608,243
	Diversified Telecommunication Services - 0.42%
558	Cogent Communications Holdings, Inc.	42,905
3,839	Consolidated Communications Holdings, Inc. (a)	33,745
3,834	IDT Corp. - Class B (a)	141,705
3,341	Ooma, Inc. (a)	63,011

6,631	ORBCOMM, Inc. (a)	74,532
6,705	Vonage Holdings Corp. (a)	96,619
		452,517
	Electric Utilities - 0.28%
866	Hawaiian Electric Industries, Inc.	36,614
391	IDACORP, Inc.	38,123
819	Pinnacle West Capital Corp.	67,133
635	PNM Resources, Inc.	30,969
1,045	Portland General Electric Co.	48,154
7,364	Spark Energy, Inc. - Class A	83,434
		304,427
	Electrical Equipment - 1.66%
677	Acuity Brands, Inc. (b)	126,619
765	Allied Motion Technologies, Inc.	26,415
1,294	Array Technologies, Inc. (a)	20,186
1,079	Atkore International Group, Inc. (a)	76,609
417	AZZ, Inc.	21,592
2,734	Babcock & Wilcox Enterprises, Inc. (a)	21,544
462	Belden, Inc.	23,363
838	Bloom Energy Corp. - Class A (a)	22,517
926	Brady Corp. - Class A	51,893
1,227	ChargePoint Holdings, Inc. (a)	42,626
283	Encore Wire Corp.	21,449
327	EnerSys	31,958
1,498	Enphase Energy, Inc. (a)(b)	275,078
656	Franklin Electric Co., Inc.	52,887
4,625	FuelCell Energy, Inc. (a)(b)	41,163
4,301	GrafTech International, Ltd.	49,978
582	Hubbell, Inc.	108,741
795	II-VI, Inc. (a)	57,709
1,396	nVent Electric PLC - ADR	43,611
3,132	Plug Power, Inc. (a)(b)	107,083
746	Powell Industries, Inc.	23,089
550	Preformed Line Products Co.	40,810
526	Regal Beloit Corp.	70,226
1,292	Sensata Technologies Holding PLC - ADR (a)	74,897
628	Shoals Technologies Group, Inc. - Class A (a)	22,294
1,369	Sunrun, Inc. (a)(b)	76,363
542	TPI Composites, Inc. (a)	26,244
3,228	Vertiv Holdings Co.	88,124
849	Vicor Corp. (a)	89,773
362	Woodward Governor Co.	44,483
		1,779,324
	Electronic Equipment, Instruments & Components - 1.68%
1,052	Arrow Electronics, Inc. (a)	119,749
1,197	Avnet, Inc.	47,976
1,066	Benchmark Electronics, Inc.	30,338
1,665	Cognex Corp.	139,943
208	Coherent, Inc. (a)	54,983
599	CTS Corp.	22,259
5,489	Daktronics, Inc. (a)	36,172
1,086	Dolby Laboratories, Inc. - Class A	106,743
549	Fabrinet - ADR (a)	52,633
394	FARO Technologies, Inc. (a)	30,641
2,471	Identiv, Inc. (a)	42,007
832	Insight Enterprises, Inc. (a)	83,208
5,229	Iteris, Inc. (a)	34,773
963	Jabil, Inc.	55,970
1,595	Kimball Electronics, Inc. (a)	34,675
1,326	Knowles Corp. (a)	26,175
107	Littelfuse, Inc.	27,263

4,507	Luna Innovations, Inc. (a)	48,811
788	Methode Electronics, Inc. (b)	38,777
1,763	MicroVision, Inc. (a)	29,530
1,714	Napco Security Technologies, Inc. (a)	62,338
2,025	National Instruments Corp.	85,617
501	Novanta, Inc. - ADR (a)	67,515
244	OSI Systems, Inc. (a)	24,800
572	PAR Technology Corp. (a)	40,006
926	PC Connection, Inc.	42,846
272	Plexus Corp. (a)	24,863
166	Rogers Corp. (a)	33,333
1,129	Sanmina Corp. (a)	43,986
1,282	ScanSource, Inc. (a)	36,063
834	SYNNEX Corp.	101,548
2,616	TTM Technologies, Inc. (a)	37,409
227	Universal Display Corp.	50,469
1,208	Vishay Intertechnology, Inc.	27,240
1,651	Vontier Corp.	53,790
		1,794,449
	Electronics and Appliance Stores - 0.03%
2,061	Aterian, Inc. (a)	30,152
	Energy Equipment & Services - 0.53%
3,136	Archrock, Inc.	27,942
1,986	Aspen Aerogels, Inc. (a)	59,421
1,175	Bristow Group, Inc. (a)	30,092
1,730	ChampionX Corp. (a)	44,375
4,448	Helix Energy Solutions Group, Inc. (a)	25,398
956	Helmerich & Payne, Inc. (b)	31,194
214	Nabors Industries Ltd. - ADR (a)	24,447
1,470	National Energy Services Reunited Corp. - ADR (a)	20,948
11,309	Newpark Resources, Inc. (a)	39,129
2,839	NOV, Inc. (a)	43,493
1,375	Oceaneering International, Inc. (a)	21,409
4,821	Oil States International, Inc. (a)	37,845
4,342	Patterson-UTI Energy, Inc.	43,159
4,112	ProPetro Holding Corp. (a)	37,666
4,260	Select Energy Services, Inc. - Class A (a)	25,730
5,525	TETRA Technologies, Inc. (a)	23,979
2,530	US Silica Holdings, Inc. (a)	29,247
		565,474
	Entertainment - 0.46%
2,245	AMC Entertainment Holdings, Inc. - Class A (a)(b)	127,247
466	Chicken Soup For The Soul Entertainment, Inc. (a)	19,292
1,223	Liberty Media Corp. - Liberty Formula One - Class C (a)	58,961
2,092	Lions Gate Entertainment Corp. - Class A - ADR (a)(b)	43,304
2,917	Lions Gate Entertainment Corp. - Class B - ADR (a)	53,381
3,064	Playtika Holding Corp. (a)	73,046
675	World Wrestling Entertainment, Inc. - Class A	39,076
7,616	Zynga, Inc. - Class A (a)(b)	80,958
		495,265
	Food & Staples Retailing - 1.14%
4,512	Albertsons Cos., Inc. - Class A	88,706
2,426	BJ’s Wholesale Club Holdings, Inc. (a)	115,429
641	Casey’s General Stores, Inc.	124,764
1,065	Grocery Outlet Holding Corp. (a)	36,913
4,122	HF Foods Group, Inc. (a)	21,805
1,090	Ingles Markets, Inc. - Class A (b)	63,514
2,198	Natural Grocers by Vitamin Cottage, Inc.	23,607
2,705	Performance Food Group Co. (a)	131,166
396	PriceSmart, Inc.	36,040
2,111	Rite Aid Corp. (a)(b)	34,409

2,533	SpartanNash Co. (b)	48,912
2,724	Sprouts Farmers Market, Inc. (a)	67,692
1,011	The Andersons, Inc.	30,866
709	The Chefs’ Warehouse, Inc. (a)(b)	22,568
3,654	United Natural Foods, Inc. (a)(b)	135,125
3,862	US Foods Holding Corp. (a)	148,146
1,585	Village Super Market, Inc. - Class A	37,263
1,093	Weis Markets, Inc. (b)	56,464
		1,223,389
	Food Products - 1.07%
1,325	B&G Foods, Inc. (b)	43,460
214	Beyond Meat, Inc. (a)	33,703
976	Bunge, Ltd. - ADR	76,274
581	Cal-Maine Foods, Inc.	21,038
1,901	Darling International, Inc. (a)	128,318
4,417	Flowers Foods, Inc. (b)	106,891
1,120	Fresh Del Monte Produce, Inc. - ADR	36,826
501	Freshpet, Inc. (a)	81,643
2,081	Hostess Brands, Inc. (a)	33,691
696	Ingredion, Inc.	62,988
160	J&J Snack Foods Corp.	27,906
383	John B. Sanfilippo & Son, Inc.	33,922
535	Lamb Weston Holdings, Inc.	43,153
242	Lancaster Colony Corp.	46,829
1,107	Pilgrim’s Pride Corp. (a)	24,553
634	Post Holdings, Inc. (a)	68,770
369	Sanderson Farms, Inc.	69,361
912	Seneca Foods Corp. - Class A (a)	46,585
618	Simply Good Foods Co. (a)	22,563
1,004	The Hain Celestial Group, Inc. (a)	40,281
965	TreeHouse Foods, Inc. (a)	42,962
1,339	Vital Farms, Inc. (a)	26,726
1,559	Whole Earth Brands, Inc. (a)	22,606
		1,141,049
	Gas Utilities - 0.35%
1,160	Brookfield Infrastructure Corp. - Class A - ADR	87,464
2,615	EQT Corp. (a)	58,210
403	National Fuel Gas Co.	21,057
810	New Jersey Resources Corp.	32,051
327	Southwest Gas Holdings, Inc.	21,644
3,242	UGI Corp. (b)	150,137
		370,563
	Health Care Equipment & Supplies - 2.90%
6,304	Accuray, Inc. (a)	28,494
4,890	Alphatec Holdings, Inc. (a)	74,915
1,314	AngioDynamics, Inc. (a)	35,649
1,178	Anika Therapeutics, Inc. (a)	50,996
10,317	Antares Pharma, Inc. (a)	44,982
6,361	Asensus Surgical, Inc. (a)	20,164
5,033	Aspira Womens Health, Inc. (a)	28,285
743	AtriCure, Inc. (a)	58,942
1,301	AxoGen, Inc. (a)	28,115
390	Axonics, Inc. (a)	24,730
1,253	Cardiovascular Systems, Inc. (a)	53,440
5,518	Cerus Corp. (a)	32,611
1,103	ClearPoint Neuro, Inc. (a)	21,056
304	CONMED Corp.	41,779
730	CryoPort, Inc. (a)	46,063
2,317	Cutera, Inc. (a)	113,602
4,203	CytoSorbents Corp. (a)	31,733
954	DarioHealth Corp. (a)	20,377

2,291	Envista Holdings Corp. (a)	98,994
359	Glaukos Corp. (a)	30,454
921	Globus Medical, Inc. - Class A (a)	71,405
626	Haemonetics Corp. (a)	41,717
216	Heska Corp. (a)	49,622
974	Hill-Rom Holdings, Inc.	110,637
177	ICU Medical, Inc. (a)	36,427
827	Inari Medical, Inc. (a)	77,143
510	Inogen, Inc. (a)	33,237
479	Integer Holdings Corp. (a)(b)	45,122
593	Integra LifeSciences Holdings Corp. (a)	40,466
3,443	Invacare Corp. (a)	27,785
901	iRadimed Corp. (a)	26,498
580	iRhythm Technologies, Inc. (a)(b)	38,483
1,238	LeMaitre Vascular, Inc.	75,543
383	LivaNova PLC - ADR (a)	32,214
390	Masimo Corp. (a)	94,555
4,094	Meridian Bioscience, Inc. (a)(b)	90,805
534	Merit Medical Systems, Inc. (a)	34,528
2,157	Natus Medical, Inc. (a)(b)	56,039
1,354	Neuronetics, Inc. (a)	21,691
556	NuVasive, Inc. (a)	37,686
1,756	Orthofix Medical, Inc. (a)(b)	70,433
424	Outset Medical, Inc. (a)	21,192
4,385	PAVmed, Inc. (a)	28,064
474	Penumbra, Inc. (a)	129,904
1,054	Quidel Corp. (a)	135,038
3,947	Retractable Technologies, Inc. (a)(b)	45,627
2,448	SeaSpine Holdings Corp. (a)	50,208
5,178	Senseonics Holdings, Inc. (a)	19,884
253	Shockwave Medical, Inc. (a)	48,002
933	SI-BONE, Inc. (a)	29,362
567	Silk Road Medical, Inc. (a)	27,137
1,258	STAAR Surgical Co. (a)	191,845
721	SurModics, Inc. (a)	39,114
1,301	Tactile Systems Technology, Inc. (a)	67,652
1,260	Tandem Diabetes Care, Inc. (a)	122,724
1,344	Vapotherm, Inc. (a)	31,772
1,071	Varex Imaging Corp. (a)	28,724
3,195	ViewRay, Inc. (a)	21,087
877	Wright Medical Group NV (a)(c)(d)(f)	–
4,160	Zynex, Inc. (a)(b)	64,605
		3,099,358
	Health Care Providers & Services - 3.79%
1,893	Acadia Healthcare Co., Inc. (a)	118,786
1,393	AdaptHealth Corp. (a)	38,182
435	Addus HomeCare Corp. (a)	37,949
641	Amedisys, Inc. (a)	157,000
1,206	AMN Healthcare Services, Inc. (a)	116,958
518	Apollo Medical Holdings, Inc. (a)	32,536
1,722	Aveanna Healthcare Holdings, Inc. (a)	21,301
7,745	Brookdale Senior Living, Inc. (a)	61,186
234	Chemed Corp.	111,033
4,836	Community Health Systems, Inc. (a)	74,668
356	CorVel Corp. (a)	47,811
2,025	Covetrus, Inc. (a)(b)	54,675
7,393	Cross Country Healthcare, Inc. (a)	122,058
982	Encompass Health Corp.	76,625
1,345	Fulgent Genetics, Inc. (a)	124,049
421	Guardant Health, Inc. (a)	52,284
1,119	Hanger Orthopedic Group, Inc. (a)	28,288

2,237	Henry Schein, Inc. (a)	165,963
3,300	InfuSystem Holdings, Inc. (a)	68,607
2,005	Innovage Holding Corp. (a)	42,727
437	LHC Group, Inc. (a)	87,514
854	Magellan Health Services, Inc. (a)	80,447
2,983	MEDNAX, Inc. (a)(b)	89,937
491	ModivCare, Inc. (a)	83,504
1,059	Molina Healthcare, Inc. (a)	267,991
707	National HealthCare Corp.	49,419
1,573	National Research Corp. - Class A	72,201
1,295	Ontrak, Inc. (a)	42,062
2,095	Option Care Health, Inc. (a)	45,818
4,302	Owens & Minor, Inc.	182,104
2,306	Patterson Cos., Inc.	70,079
2,034	PerkinElmer, Inc.	314,070
556	PetIQ, Inc. (a)(b)	21,462
848	Premier, Inc. - Class A	29,502
671	Progyny, Inc. (a)	39,589
2,564	R1 RCM, Inc. (a)	57,023
2,258	RadNet, Inc. (a)	76,072
2,324	Select Medical Holdings Corp.	98,212
2,703	Sharps Compliance Corp. (a)	27,841
1,512	Surgery Partners, Inc. (a)	100,729
1,777	Tenet Healthcare Corp. (a)	119,041
898	The Ensign Group, Inc. (b)	77,830
2,113	The Joint Corp (a)(b)	177,323
3,610	Tivity Health, Inc. (a)	94,979
2,697	Triple-S Management Corp. - Class B - ADR (a)	60,062
330	Trupanion, Inc. (a)	37,983
183	US Physical Therapy, Inc.	21,204
9,936	Viemed Healthcare, Inc. - ADR (a)	71,042
		4,047,726
	Health Care Technology - 0.82%
2,147	Allscripts Healthcare Solutions, Inc. (a)	39,741
1,581	American Well Corp. - Class A (a)	19,889
825	BioLife Solutions, Inc. (a)	36,721
28,205	Castlight Health, Inc. - Class B (a)	74,179
3,939	Change Healthcare, Inc. (a)	90,755
1,866	Computer Programs & Systems, Inc.	62,007
1,968	Evolent Health, Inc. - Class A (a)	41,564
450	Health Catalyst, Inc. (a)	24,980
796	HealthStream, Inc. (a)	22,240
3,414	iCAD, Inc. (a)	59,096
1,016	Inovalon Holdings, Inc. (a)	34,625
477	Inspire Medical Systems, Inc. (a)	92,185
6,097	NextGen Healthcare, Inc. (a)	101,149
419	Omnicell, Inc. (a)	63,458
775	OptimizeRx Corp. (a)	47,973
503	Phreesia, Inc. (a)	30,834
958	Vocera Communications, Inc. (a)	38,176
		879,572
	Health Care Providers & Services - 0.04%
4,580	Alpine Immune Scienses, Inc. (a)	41,220
	Healthcare Equipment & Supplies - 0.04%
893	Portage Biotech, Inc. - ADR (a)	18,717
951	Soliton, Inc. (a)	21,388
		40,105
	Hotels, Restaurants & Leisure - 2.00%
1,237	Aramark	46,078
486	Bally’s Corp. (a)	26,297
327	Biglari Holdings, Inc. - Class B (a)	52,147

731	BJ’s Restaurants, Inc. (a)	35,921
1,792	Bloomin’ Brands, Inc. (a)	48,635
3,868	Bluegreen Vacations Holding Corp. - Class A (a)	69,624
1,048	Boyd Gaming Corp. (a)	64,441
729	Brinker International, Inc. (a)	45,089
3,135	Callaway Golf Co. (a)	105,743
7,398	Carrols Restaurant Group, Inc. (a)	44,462
1,648	Century Casinos, Inc. (a)	22,133
506	Cheesecake Factory, Inc. (a)(b)	27,415
1,016	Chuy’s Holdings, Inc. (a)	37,856
754	Dave & Buster’s Entertainment, Inc. (a)	30,612
5,046	Del Taco Restaurants, Inc.	50,510
718	Diamond Resorts (a)(c)(d)(f)	–
1,638	El Pollo Loco Holdings, Inc. (a)	29,959
1,453	Everi Holdings, Inc. (a)	36,238
3,939	Fiesta Restaurant Group, Inc. (a)	52,901
4,379	Full House Resorts, Inc. (a)	43,527
732	Hilton Grand Vacations, Inc. (a)	30,297
3,100	International Game Technology PLC (a)	74,276
252	Jack in the Box, Inc.	28,083
564	Kura Sushi USA, Inc. - Class A (a)	21,438
503	Marriott Vacations Worldwide Corp. (a)	80,128
405	Monarch Casino & Resort, Inc. (a)	26,799
420	Nathan’s Famous, Inc.	29,954
1,773	Noodles & Co. - Class A (a)	22,127
1,054	Norwegian Cruise Line Holdings, Ltd. - ADR (a)(b)	30,998
618	Papa John’s International, Inc. (b)	64,544
1,491	Penn National Gaming, Inc. (a)	114,047
4,613	PlayAGS, Inc. (a)	45,669
623	RCI Hospitality Holdings, Inc.	41,243
1,300	Red Robin Gourmet Burgers, Inc. (a)	43,043
710	Red Rock Resorts, Inc. (a)	30,175
934	Ruth’s Hospitality Group, Inc. (a)	21,510
1,433	Scientific Games Corp. - Class A (a)	110,971
571	SeaWorld Entertainment, Inc. (a)(b)	28,516
294	Shake Shack, Inc. (a)	31,464
664	Six Flags Entertainment Corp. (a)	28,738
16,049	Target Hospitality Corp. (a)	59,542
293	Texas Roadhouse, Inc.	28,187
1,968	The ONE Group Hospitality, Inc. (a)	21,687
1,114	The Wendy’s Co.	26,090
559	Travel + Leisure Co.	33,233
226	Vail Resorts, Inc. (a)	71,533
614	Wingstop, Inc. (b)	96,785
409	Wyndham Hotels & Resorts Inc.	29,567
		2,140,232
	Household Durables - 2.42%
3,035	Bassett Furniture Industries, Inc.	73,902
1,900	Beazer Homes USA, Inc. (a)	36,651
6,044	Casper Sleep, Inc. (a)	49,803
114	Cavco Industries, Inc. (a)	25,330
692	Century Communities, Inc.	46,046
2,485	Ethan Allen Interiors, Inc.	68,586
519	Flexsteel Industries, Inc.	20,962
6,318	GoPro, Inc. - Class A (a)(b)	73,605
2,156	Green Brick Partners, Inc. (a)	49,027
1,654	Hamilton Beach Brands Holding Co. - Class A	36,835
358	Helen of Troy, Ltd. - ADR (a)	81,667
690	Hooker Furniture Corp.	23,902
210	Hovnanian Enterprises, Inc. - Class A (a)	22,321
549	Installed Building Products, Inc.	67,176

689	iRobot Corp. (a)	64,346
1,517	KB Home	61,772
2,592	Landsea Homes Corp. (a)	21,695
1,375	La-Z-Boy, Inc.	50,930
716	Leggett & Platt, Inc.	37,096
346	LGI Homes, Inc. (a)(b)	56,031
3,627	Lifetime Brands, Inc.	54,296
1,726	Lovesac Co. (a)(b)	137,717
434	M.D.C Holdings, Inc.	21,960
840	M/I Homes, Inc. (a)	49,283
563	Meritage Homes Corp. (a)	52,967
686	Mohawk Industries, Inc. (a)	131,842
4,029	Newell Rubbermaid, Inc.	110,677
3,355	PulteGroup, Inc.	183,082
2,913	Purple Innovation, Inc. (a)(b)	76,932
1,203	Skyline Champion Corp. (a)	64,120
2,422	Sonos, Inc. (a)	85,327
1,783	Taylor Morrison Home Corp. - Class A (a)	47,107
3,330	Tempur Sealy International, Inc.	130,503
1,872	Toll Brothers, Inc.	108,220
329	TopBuild Corp. (a)	65,070
2,754	TRI Pointe Group, Inc. (a)	59,018
4,591	Tupperware Brands Corp. (a)	109,036
2,153	Turtle Beach Corp. (a)	68,724
846	Universal Electronics, Inc. (a)	41,031
1,169	Vuzix Corp. (a)	21,451
		2,586,046
	Household Products - 0.27%
537	Central Garden & Pet Co. (a)	28,423
890	Central Garden & Pet Co. - Class A (a)	42,987
656	Oil-Dri Corp. of America	22,422
999	Spectrum Brands Holdings, Inc.	84,955
438	WD-40 Co.	112,255
		291,042
	Independent Power and Renewable Electricity Producers - 0.41%
1,874	Brookfield Renewable Corp. - Class A - ADR	78,596
2,339	Clearway Energy, Inc. - Class A	58,990
2,378	Clearway Energy, Inc. - Class C	62,969
2,947	NRG Energy, Inc.	118,764
6,567	Vistra Energy Corp.	121,818
		441,137
	Industrial Conglomerates - 0.17%
535	Carlisle Companies, Inc.	102,388
463	Raven Industries, Inc.	26,785
5	Seaboard Corp.	19,344
2,129	Tredegar Corp.	29,316
		177,833
	Insurance - 2.85%
129	Alleghany Corp. (a)	86,052
2,136	American Equity Investment Life Holding Co.	69,036
1,280	American Financial Group, Inc.	159,642
318	American National Group, Inc.	47,239
619	AMERISAFE, Inc.	36,948
411	Argo Group International Holdings, Ltd. - ADR	21,302
629	Assurant, Inc.	98,237
1,105	Assured Guaranty, Ltd. - ADR	52,465
2,099	Athene Holding, Ltd. - Class A - ADR (a)	141,683
536	Axis Capital Holdings, Ltd. - ADR	26,269
3,370	Brown & Brown, Inc. (b)	179,082
1,532	CNO Financial Group, Inc.	36,186
3,215	Crawford & Co. - Class A	29,160

1,457	Donegal Group, Inc. - Class A	21,228
662	Employers Holdings, Inc.	28,334
320	Enstar Group Ltd. - ADR (a)	76,454
419	Erie Indemnity Co. - Class A (b)	81,014
249	Everest Re Group, Ltd. - ADR	62,750
1,905	First American Financial Corp.	118,777
6,765	Genworth Financial, Inc. (a)	26,383
969	Globe Life, Inc.	92,297
211	Goosehead Insurance, Inc. - Class A	26,860
2,390	Greenlight Capital RE Ltd. - ADR (a)	21,821
424	HCI Group, Inc. (b)	42,158
600	Horace Mann Educators Corp.	22,452
184	Investors Title Co.	32,132
826	Kemper Corp.	61,041
338	Kinsale Capital Group, Inc.	55,692
6,496	Maiden Holdings, Ltd. - ADR (a)	21,892
3,926	MBIA, Inc. (a)	43,186
895	Mercury General Corp.	58,130
132	National Western Life Group, Inc. - Class A	29,619
5,432	Old Republic International Corp.	135,311
626	Primerica, Inc.	95,866
946	ProAssurance Corp.	21,522
476	Reinsurance Group of America, Inc.	54,264
623	RenaissanceRe Holdings, Ltd. - ADR	92,715
389	RLI Corp.	40,686
338	Safety Insurance Group, Inc.	26,459
612	Selective Insurance Group, Inc.	49,664
1,448	Selectquote, Inc. (a)	27,888
5,049	SiriusPoint Ltd. - ADR (a)	50,843
1,241	State Auto Financial Corp.	21,246
865	Stewart Information Services Corp.	49,037
633	The Hanover Insurance Group, Inc.	85,860
4,162	Tiptree, Inc. - Class A	38,707
1,754	Trean Insurance Group, Inc. (a)	26,450
2,048	Unum Group	58,163
1,540	W.R. Berkley Corp.	114,622
2,443	Watford Holdings Ltd. - ADR (a)	85,481
57	White Mountains Insurance Group, Ltd. - ADR - ADR	65,438
		3,045,743
	Interactive Media & Services - 0.48%
2,121	Cargurus, Inc. (a)	55,634
4,373	Cars.com, Inc. (a)	62,665
1,970	EverQuote, Inc. - Class A (a)	64,379
951	fuboTV, Inc. (a)	30,537
499	MediaAlpha, Inc. - Class A (a)	21,008
1,981	QuinStreet, Inc. (a)	36,807
1,536	TripAdvisor, Inc. - Class A (a)	61,901
12,005	TrueCar, Inc. (a)	67,828
674	Vimeo, Inc. (a)	33,026
1,972	Yelp, Inc. - Class A (a)	78,801
		512,586
	Internet & Direct Marketing Retail - 1.04%
3,202	1-800-Flowers.com, Inc. - Class A (a)	102,048
4,468	CarParts.com, Inc. (a)	90,968
4,411	Duluth Holdings, Inc. - Class B (a)	91,087
1,645	Groupon, Inc. (a)	70,998
0	Just Eat Takeaway.com NV - ADR (a)	2
2,840	Lands’ End, Inc. (a)	116,582
956	Magnite, Inc. (a)	32,351
1,348	PetMed Express, Inc. (b)	42,934
1,157	Porch Group, Inc. (a)	22,376

2,143	Quotient Technology, Inc. (a)	23,166
5,663	Qurate Retail, Inc. - Series A	74,129
1,221	Revolve Group, Inc. (a)	84,127
931	Shutterstock, Inc.	91,396
575	Stamps.com, Inc. (a)	115,167
1,901	Stitch Fix, Inc. - Class A (a)(b)	114,630
2,011	The RealReal, Inc. (a)	39,737
		1,111,698
	Internet Software & Services - 0.11%
3,982	Benefitfocus, Inc. (a)	56,146
4,466	comScore, Inc. (a)	22,330
1,558	Liquidity Services, Inc. (a)	39,651
		118,127
	IT Services - 2.67%
1,142	Alliance Data Systems Corp.	118,985
2,070	Amdocs, Ltd. - ADR	160,135
1,286	Black Knight, Inc. (a)	100,282
239	BM Technologies, Inc. (a)	2,973
2,269	Booz Allen Hamilton Holding Corp. - Class A	193,273
3,529	Brightcove, Inc. (a)	50,641
529	CACI International, Inc. - Class A (a)	134,959
1,526	Cass Information Systems, Inc.	62,185
876	Concentrix Corp. (a)	140,861
13,016	Conduent, Inc. (a)	97,620
1,962	CSG Systems International, Inc.	92,567
3,911	DXC Technology Co. (a)	152,294
314	Euronet Worldwide, Inc. (a)	42,500
1,046	EVERTEC, Inc. - ADR	45,658
760	Evo Payments, Inc. - Class A (a)	21,082
745	ExlService Holdings, Inc. (a)	79,164
2,956	Genpact, Ltd. - ADR	134,291
1,822	Gogo, Inc. (a)	20,734
1,764	Greenbox POS (a)	21,045
1,738	Grid Dynamics Holdings, Inc. (a)	26,122
1,156	HireQuest, Inc.	21,398
755	I3 Verticals, Inc. - Class A (a)(b)	22,816
4,289	IBEX Holdings Ltd. - ADR (a)	83,721
483	LiveRamp Holdings, Inc. (a)	22,629
1,068	Marathon Digital Holdings, Inc. (a)	33,503
1,785	Maximus, Inc.	157,026
4,475	MoneyGram International, Inc. (a)	45,108
542	MongoDB, Inc. (a)(b)	195,944
1,737	Paysafe Ltd. - ADR (a)	21,035
1,704	Perficient, Inc. (a)	137,036
2,388	Priority Technology Holdings, Inc. (a)	18,244
2,132	Rackspace Technology, Inc. (a)(b)	41,809
458	Science Applications International Corp.	40,180
447	Shift4 Payments, Inc. (a)	41,893
4,254	The Hackett Group, Inc.	76,657
840	TTEC HLDGS, Inc.	86,596
1,135	Unisys Corp. (a)	28,727
430	WEX, Inc. (a)	83,377
		2,855,070
	Leisure Products - 1.54%
1,131	Acushnet Holdings Corp.	55,872
1,036	American Outdoor Brands, Inc. (a)	36,405
2,513	AMMO, Inc. (a)	24,602
1,157	Brunswick Corp.	115,260
1,230	Clarus Corp.	31,611
1,820	Escalade, Inc.	41,769
1,750	Hayward Holdings, Inc. (a)	45,535

509	Johnson Outdoors, Inc. - Class A	61,589
1,372	Latham Group, Inc. (a)	43,849
633	Malibu Boats, Inc. - Class A (a)	46,418
1,817	Marine Products Corp.	28,055
2,894	MasterCraft Boat Holdings, Inc. (a)	76,083
5,930	Mattel, Inc. (a)	119,193
4,591	Nautilus, Inc. (a)(b)	77,358
1,002	Polaris Industries, Inc.	137,234
611	Pool Corp.	280,241
3,842	Smith & Wesson Brands, Inc.	133,318
635	Sturm, Ruger & Co., Inc.	57,137
2,090	Vista Outdoor, Inc. (a)	96,725
1,459	YETI Holdings, Inc. (a)	133,966
		1,642,220
	Life Sciences Tools & Services - 1.77%
869	10X Genomics, Inc. - Class A (a)	170,168
4,160	Bionano Genomics, Inc. (a)	30,493
421	Bio-Techne Corp.	189,559
1,583	Bruker Corp.	120,276
614	Charles River Laboratories International, Inc. (a)	227,131
6,109	ChromaDex Corp. (a)	60,235
22,010	Harvard Bioscience, Inc. (a)	183,343
1,536	Inotiv, Inc. (a)	40,980
1,706	Luminex Corp.	62,781
517	Medpace holdings, Inc. (a)	91,318
778	NanoString Technologies, Inc. (a)	50,407
1,170	NeoGenomics, Inc. (a)	52,849
1,777	Pacific Biosciences of California, Inc. (a)	62,142
981	Personalis, Inc. (a)	24,819
1,680	PPD, Inc. (a)	77,431
791	PRA Health Sciences, Inc. (a)	130,681
2,954	QIAGEN NV - ADR (a)	142,914
426	Quanterix Corp. (a)	24,989
1,706	Syneos Health, Inc. (a)	152,670
		1,895,186
	Machinery - 3.12%
1,016	AGCO Corp.	132,466
225	Alamo Group, Inc.	34,353
270	Albany International Corp. - Class A	24,100
977	Allison Transmission Holdings, Inc.	38,826
1,361	Altra Industrial Motion Corp.	88,492
506	Astec Industries, Inc.	31,848
525	Badger Meter, Inc.	51,513
583	Barnes Group, Inc.	29,879
1,214	Blue Bird Corp. (a)	30,180
423	Chart Industries, Inc. (a)	61,893
763	Colfax Corp. (a)	34,953
617	Columbus McKinnon Corp.	29,764
2,038	Commercial Vehicle Group, Inc. (a)	21,664
406	Crane Co.	37,502
646	DMC Global, Inc. (a)	36,312
1,525	Donaldson Co., Inc.	96,883
2,190	Energy Recovery, Inc. (a)	49,888
320	EnPro Industries, Inc.	31,088
1,477	Evoqua Water Technologies Corp. (a)	49,893
753	Federal Signal Corp.	30,293
743	Flowserve Corp.	29,958
1,670	Gates Industrial Corp PLC - ADR (a)	30,177
2,320	Graco, Inc.	175,624
290	Helios Technologies, Inc.	22,634
357	Hyster-Yale Materials Handling, Inc.	26,054

640	ITT, Inc.	58,618
449	John Bean Technologies Corp. (b)	64,036
241	Kadant, Inc.	42,438
781	Lincoln Electric Holdings, Inc.	102,866
154	Lindsay Corp.	25,453
1,571	Lydall, Inc. (a)	95,077
1,187	Mayville Engineering Co, Inc. (a)	23,871
1,403	Meritor, Inc. (a)	32,858
719	Miller Industries, Inc.	28,357
710	Mueller Industries, Inc.	30,750
1,838	Mueller Water Products, Inc. - Class A	26,504
617	Nordson Corp.	135,438
577	Omega Flex, Inc.	84,652
697	Oshkosh Corp.	86,874
968	Park-Ohio Holdings Corp.	31,112
1,870	Pentair PLC - ADR (b)	126,206
376	Proto Labs, Inc. (a)	34,517
2,677	REV Group, Inc. (a)	42,002
452	Rexnord Corp.	22,618
838	Snap-on, Inc.	187,234
414	SPX Corp. (a)	25,287
586	SPX FLOW, Inc.	38,231
591	Tennant Co.	47,191
1,273	Terex Corp.	60,620
818	The Greenbrier Companies, Inc.	35,648
1,223	The Manitowoc Co., Inc. (a)	29,964
413	The Middleby Corp. (a)	71,556
931	The Shyft Group Inc	34,829
859	The Timken Co.	69,227
1,514	The Toro Co.	166,358
2,592	Titan International, Inc. (a)	21,980
1,035	TriMas Corp. (a)	31,392
250	Valmont Industries, Inc.	59,013
2,327	Wabash National Corp.	37,232
510	Watts Water Technologies, Inc. - Class A	74,414
909	Welbilt, Inc. (a)	21,043
		3,331,703
	Marine - 0.18%
3,394	Costamere, Inc. - ADR	40,083
429	Eagle Bulk Shipping, Inc. - ADR (a)	20,300
1,879	Genco Shipping & Trading Ltd. - ADR	35,476
396	Kirby Corp. (a)	24,013
457	Matson, Inc.	29,248
5,650	Safe Bulkers, Inc. - ADR (a)	22,657
2,752	SFL Corp. Ltd. - ADR	21,053
		192,830
	Media - 1.39%
722	AMC Networks, Inc. - Class A (a)	48,230
12,915	Audacy, Inc. (a)	55,664
217	Cardlytics, Inc. (a)	27,544
969	Cinemark Holdings, Inc. (a)	21,269
7,795	Clear Channel Outdoor Holdings, Inc. (a)	20,579
7,233	Entravision Communications Corp. - Class A	48,316
11,663	Fluent, Inc. (a)	34,173
2,271	Gray Television, Inc.	53,141
2,589	Hemisphere Media Group, Inc. (a)	30,550
2,219	iHeartMedia, Inc. - Class A (a)	59,758
870	John Wiley & Sons, Inc. - Class A (b)	52,357
1,853	Liberty Latin America Ltd. - Class A - ADR (a)	25,683
2,759	Liberty Latin America, Ltd. - Class C - ADR (a)	38,902
1,625	Meredith Corp. (a)	70,590

1,733	MSG Networks, Inc. - Class A (a)	25,267
5,686	News Corp. - Class A	146,528
2,667	News Corp. - Class B	64,941
609	Nexstar Media Group, Inc. - Class A	90,059
1,227	Sinclair Broadcast Group, Inc. - Class A	40,761
726	TechTarget, Inc. (a)	56,258
2,926	TEGNA, Inc.	54,892
2,882	The E.W. Scripps Co. - Class A	58,764
4,912	The Interpublic Group of Companies, Inc.	159,591
2,099	The New York Times Co. - Class A	91,411
1,475	Thryv Holdings, Inc. (a)	52,761
856	Value Line, Inc.	26,536
1,312	WideOpenWest, Inc. (a)	27,171
		1,481,696
	Metals & Mining - 1.18%
2,495	Alcoa Corp. (a)	91,916
2,128	Allegheny Technologies, Inc. (a)	44,369
941	Arconic Corp. (a)(b)	33,518
740	Carpenter Technology Corp.	29,763
2,996	Cleveland-Cliffs, Inc. (a)(b)	64,594
2,826	Coeur Mining, Inc. (a)	25,095
1,823	Commercial Metals Co.	56,003
1,147	Constellium SE - ADR (a)	21,736
503	Gibraltar Industries, Inc. (a)	38,384
693	Haynes International, Inc.	24,518
5,106	Hecla Mining Co.	37,989
262	Kaiser Aluminum Corp. (b)	32,354
305	Materion Corp.	22,982
1,198	MP Materials Corp. (a)	44,158
2,390	Olympic Steel, Inc. (b)	70,242
1,139	Reliance Steel & Aluminum Co.	171,875
4,713	Ryerson Holding Corp. (a)	68,810
1,101	Schnitzer Steel Industries, Inc. - Class A	54,004
1,602	Steel Dynamics, Inc.	95,479
6,980	SunCoke Energy, Inc.	49,837
4,206	TimkenSteel Corp. (a)	59,515
1,852	United States Steel Corp. (b)	44,448
15,203	UR-ENERGY, Inc. - ADR (a)	21,284
1,872	Warrior Met Coal, Inc.	32,198
483	Worthington Industries, Inc.	29,550
		1,264,621
	Multiline Retail - 0.69%
1,391	Big Lots, Inc.	91,820
1,118	Dillard’s, Inc. - Class A (b)	202,224
3,141	Kohl’s Corp. (b)	173,101
8,172	Macy’s, Inc. (a)	154,941
1,569	Nordstrom, Inc. (a)(b)	57,378
645	Ollie’s Bargain Outlet Holdings, Inc. (a)	54,264
		733,728
	Multi-Utilities - 0.20%
740	Avista Corp.	31,576
3,698	MDU Resources Group, Inc.	115,895
2,608	NiSource, Inc.	63,896
		211,367

	Oil, Gas & Consumable Fuels - 1.91%
1,737	Aemetis, Inc. (a)	19,402
6,816	Alto Ingredients, Inc. (a)	41,646
346	Altus Midstream Co. - Class A	23,358
4,566	Amyris, Inc. (a)	74,745
2,675	Antero Midstream Corp.	27,793

4,620	Antero Resources Corp. (a)	69,439
2,028	APA Corp.	43,866
377	Arch Resources, Inc. (a)	21,481
4,684	Berry Corp.	31,477
464	Bonanza Creek Energy, Inc.	21,841
715	California Resources Corp. (a)	21,550
388	Callon Petroleum Co. (a)	22,384
3,219	Centennial Resource Development, Inc. (a)	21,825
839	Centrus Energy Corp. (a)	21,294
175	Chesapeake Utilities Corp.	21,058
643	Cimarex Energy Co.	46,585
2,324	Clean Energy Fuels Corp. (a)(b)	23,589
2,335	CNX Resources Corp. (a)	31,896
1,996	CONSOL Energy, Inc. (a)	36,866
430	Denbury, Inc. (a)	33,015
4,039	Devon Energy Corp.	117,898
4,203	DHT Holdings, Inc. - ADR	27,277
3,057	Diamond S Shipping, Inc. - ADR (a)	30,448
669	Diamondback Energy, Inc.	62,812
2,527	Dorian LPG, Ltd. - ADR (a)	35,681
1,917	Earthstone Energy, Inc. - Class A (a)	21,221
4,962	Energy Fuels, Inc. - ADR (a)	30,020
3,648	Equitrans Midstream Corp.	31,044
2,745	Gevo, Inc. (a)	19,956
1,618	Golar LNG, Ltd. - ADR (a)	21,439
759	Green Plains, Inc. (a)	25,518
1,239	International Seaways, Inc. - ADR	23,764
262	Laredo Petroleum, Inc. (a)	24,311
5,025	Marathon Oil Corp.	68,441
836	Matador Resources Co.	30,104
547	New Fortress Energy, Inc.	20,720
230	Oasis Petroleum, Inc.	23,127
2,887	OVINTIV, Inc.	90,854
1,282	PDC Energy, Inc.	58,703
3,067	Peabody Energy Corp. (a)	24,321
3,105	Range Resources Corp. (a)(b)	52,040
1,306	Renewable Energy Group, Inc. (a)(b)	81,416
579	Riley Exploration Permian, Inc.	16,779
1,079	Scorpio Tankers, Inc. - ADR	23,792
1,702	SM Energy Co.	41,920
8,310	Southwestern Energy Co. (a)	47,118
1,965	Targa Resources Corp.	87,344
5,747	Teekay Corp. - ADR (a)	21,379
1,479	Teekay Tankers Ltd. - Class A - ADR (a)	21,327
4,861	Tellurian, Inc. (a)	22,604
51	Texas Pacific Land Corp.	81,587
11,410	Uranium Energy Corp. (a)	30,351
602	Whiting Petroleum Corp. (a)	32,839
1,111	World Fuel Services Corp.	35,252
		2,038,517

	Paper & Forest Products - 0.38%
1,423	Boise Cascade Co.	83,032
1,153	Clearwater Paper Corp. (a)	33,403
749	Domtar Corp. (a)	41,165
2,153	Glatfelter Corp.	30,077
2,655	Louisiana-Pacific Corp.	160,070
424	Neenah Paper, Inc.	21,272
805	Schweitzer-Mauduit International, Inc.	32,506
		401,525

	Personal Products - 0.74%
1,684	BellRing Brands, Inc. - Class A (a)	52,777
994	Edgewell Personal Care Co.	43,637
1,430	elf Beauty, Inc. (a)	38,810
2,012	Herbalife Nutrition, Ltd. - ADR (a)	106,093
537	Inter Parfums, Inc.	38,664
546	Medifast, Inc.	154,507
4,728	Nature’s Sunshine Products, Inc.	82,125
1,975	Nu Skin Enterprises, Inc. - Class A	111,884
3,010	Revlon, Inc. - Class A (a)	38,648
1,992	The Honest Co., Inc. (a)	32,251
929	USANA Health Sciences, Inc. (a)	95,157
		794,553
	Pharmaceuticals - 1.68%
1,198	Aclaris Therapeutics, Inc. (a)	21,037
12,151	Amneal Pharmaceuticals, Inc. (a)	62,213
2,654	Amphastar Pharmaceuticals, Inc. (a)	53,505
12,463	Ampio Pharmaceuticals, Inc. (a)	20,813
2,289	ANI Pharmaceuticals, Inc. (a)	80,229
2,382	Atea Pharmaceuticals, Inc. (a)	51,165
28,837	BioDelivery Sciences International, Inc. (a)	103,236
1,356	Catalent, Inc. (a)	146,611
4,933	Collegium Pharmaceutical, Inc. (a)	116,616
5,510	Corcept Therapeutics, Inc. (a)(b)	121,220
16,825	Endo International PLC - ADR (a)	78,741
1,098	Harmony Biosciences Holdings, Inc. (a)	30,997
6,549	Innoviva, Inc. (a)	87,822
1,645	Intersect ENT, Inc. (a)	28,113
1,114	Jazz Pharmaceuticals PLC - ADR (a)	197,891
1,624	KemPharm, Inc. (a)	20,820
2,178	Ligand Pharmaceuticals (a)(c)(d)(f)	1,633
16,257	MEI Pharma, Inc. (a)	46,333
5,612	Mind Medicine MindMed, Inc. - ADR (a)	19,361
1,536	Oramed Pharmaceuticals, Inc. (a)	20,552
676	Pacira Pharmaceuticals, Inc. (a)	41,020
2,246	Perrigo Co. PLC - ADR	102,979
1,033	Phibro Animal Health Corp. - Class A	29,833
1,992	Prestige Consumer Healthcare, Inc. (a)	103,783
7,548	Seelos Therapeutics, Inc. (a)	19,927
16,091	SIGA Technologies, Inc. (a)	101,051
2,950	Supernus Pharmaceuticals, Inc. (a)	90,831
		1,798,332
	Professional Services - 1.34%
965	ASGN, Inc. (a)	93,537
6,678	Atlas Technical Consultants, Inc. (a)	64,643
732	CBIZ, Inc. (a)	23,988
422	CRA International, Inc.	36,123
540	Forrester Research, Inc. (a)	24,732
1,236	Franklin Covey Co. (a)	39,985
504	FTI Consulting, Inc. (a)	68,851
2,148	GP Strategies Corp. (a)	33,767
476	Heidrick & Struggles International, Inc.	21,206
428	Huron Consulting Group, Inc. (a)	21,036
520	ICF International, Inc.	45,687
705	Insperity, Inc.	63,711
1,821	Kelly Services, Inc. - Class A (a)	43,649
1,318	Kforce, Inc.	82,942
507	Korn Ferry International	36,783
903	ManpowerGroup, Inc.	107,376
4,857	Mistras Group, Inc. (a)	47,744
4,211	Nielsen Holdings PLC - ADR	103,885
3,696	Resources Connection, Inc.	53,075

2,013	Robert Half International, Inc.	179,097
349	TriNet Group, Inc. (a)	25,295
2,352	TrueBlue, Inc. (a)	66,115
1,981	Upwork, Inc. (a)	115,472
837	WILLDAN GROUP, Inc. (a)	31,505
		1,430,204
	Real Estate Management & Development - 0.70%
2,791	Cushman & Wakefield Plc - ADR (a)	48,759
2,380	eXp World Holdings, Inc. (a)	92,273
410	Howard Hughes Corp. (a)	39,959
721	Jones Lang LaSalle, Inc. (a)	140,927
1,593	Marcus & Millichap, Inc. (a)	61,920
4,155	Newmark Group, Inc.	49,901
1,200	Opendoor Technologies, Inc. (a)	21,276
419	Rafael Holdings, Inc. - Class B (a)	21,390
904	RE/MAX Holdings, Inc. - Class A	30,130
7,456	Realogy Holdings Corp. (a)	135,848
647	Redfin Corp. (a)(b)	41,026
567	The RMR Group, Inc. - Class A	21,909
938	The St. Joe Co.	41,844
		747,162
	Road & Rail - 0.61%
54	AMERCO	31,828
1,081	ArcBest Corp.	62,903
700	Avis Budget Group, Inc. (a)	54,523
1,073	Covenant Transportation Group, Inc. (a)	22,190
5,512	Daseke, Inc. (a)	35,718
1,021	HyreCar, Inc. (a)	21,359
1,171	Knight-Swift Transportation Holdings, Inc.	53,234
643	Landstar System, Inc.	101,607
766	PAM Transportation Services, Inc. (a)	40,406
1,183	Ryder System, Inc.	87,932
255	Saia, Inc. (a)	53,420
328	TuSimple Holdings, Inc. (a)	23,367
951	Universal Logistics Holdings, Inc.	22,158
2,288	US Xpress Enterprises, Inc. - Class A (a)	19,677
3,268	Yellow Corp. (a)	21,275
		651,597
	Semiconductors & Semiconductor Equipment - 2.63%
514	Advanced Energy Industries, Inc.	57,933
1,115	Allegro MicroSystems, Inc. (a)	30,885
2,097	Alpha & Omega Semiconductor, Ltd. - ADR (a)	63,728
346	Ambarella, Inc. - ADR (a)	36,894
4,307	Amkor Technology, Inc.	101,947
1,199	Axcelis Technologies, Inc. (a)	48,464
856	Brooks Automation, Inc.	81,560
561	CEVA, Inc. (a)	26,535
1,474	Cirrus Logic, Inc. (a)	125,467
168	CMC Materials, Inc.	25,324
1,246	Cohu, Inc. (a)	45,840
315	Cree, Inc. (a)(b)	30,848
957	Diodes, Inc. (a)	76,340
2,065	DSP Group, Inc. (a)	30,562
1,539	Entegris, Inc. (b)	189,251
663	First Solar, Inc. (a)	60,008
1,653	FormFactor, Inc. (a)	60,268
927	Ichor Holdings, Ltd. - ADR (a)	49,873
728	Impinj, Inc. (a)	37,558
2,441	Kopin Corp. (a)	19,967
850	Kulicke & Soffa Industries, Inc.	52,020
1,890	Lattice Semiconductor Corp. (a)	106,180

612	MACOM Technology Solutions Holdings, Inc. (a)	39,217
1,192	MaxLinear, Inc. - Class A (a)	50,648
689	MKS Instruments, Inc.	122,608
759	Monolithic Power Systems, Inc.	283,449
7,724	NeoPhotonics Corp. (a)	78,862
5,271	ON Semiconductor Corp. (a)	201,774
1,115	Onto Innovation, Inc. (a)	81,440
4,972	Photronics, Inc. (a)	65,680
963	Power Integrations, Inc.	79,024
2,869	Rambus, Inc. (a)	68,024
751	Semtech Corp. (a)	51,669
319	Silicon Laboratories, Inc. (a)	48,887
333	SiTime Corp. (a)	42,154
1,665	SMART Global Holdings, Inc. - ADR (a)	79,387
979	SunPower Corp. (a)	28,606
1,734	Ultra Clean Holdings, Inc. (a)	93,150
1,626	Veeco Instruments, Inc. (a)	39,089
		2,811,120
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 0.02%
1,226	Diversey Holdings Ltd. - ADR (a)	21,958
	Software - 6.69%
1,438	2U, Inc. (a)(b)	59,921
2,527	8x8, Inc. (a)	70,150
7,306	A10 Networks, Inc. (a)	82,266
1,996	ACI Worldwide, Inc. (a)	74,131
1,402	Agilysys, Inc. (a)	79,732
959	Alarm.com Holdings, Inc. (a)	81,227
1,157	Altair Engineering, Inc. - Class A (a)	79,798
651	Alteryx, Inc. - Class A (a)	55,999
2,127	American Software, Inc. - Class A	46,709
1,821	Anaplan, Inc. (a)	97,059
601	Appfolio, Inc. - Class A (a)	84,861
877	Appian Corp. (a)(b)	120,807
349	Asana, Inc. - Class A (a)	21,649
819	Aspen Technology, Inc. (a)	112,645
674	Avalara, Inc. (a)	109,053
4,488	Avaya Holdings Corp. (a)	120,727
866	Bentley Systems, Inc. - Class B	56,100
380	Bill.com Holdings, Inc. (a)(b)	69,608
557	Blackbaud, Inc. (a)	42,650
364	Blackline, Inc. (a)(b)	40,502
916	Bottomline Technologies, Inc. (a)	33,965
2,645	Box, Inc. - Class A (a)	67,580
1,363	CDK Global, Inc.	67,727
579	Cerence, Inc. (a)	61,785
616	Ceridian HCM Holding, Inc. (a)	59,087
6,151	ChannelAdvisor Corp. (a)	150,761
1,273	Cleanspark, Inc. (a)	21,183
3,022	Cloudera, Inc. (a)	47,929
1,135	CommVault Systems, Inc. (a)	88,723
784	Cornerstone OnDemand, Inc. (a)	40,439
2,476	Digital Turbine, Inc. (a)	188,250
1,736	Domo, Inc. - Class B (a)	140,321
5,437	Dropbox, Inc. - Class A (a)	164,795
1,107	Dynatrace, Inc. (a)	64,671
2,577	Ebix, Inc.	87,360
4,503	eGain Corp. (a)	51,694
819	Elastic NV - ADR (a)	119,377
648	Envestnet, Inc. (a)	49,157
448	ePlus, Inc. (a)	38,837

380	Fair Isaac Corp. (a)	191,018
1,389	FireEye, Inc. (a)	28,086
723	Five9, Inc. (a)	132,591
352	Globant SA - ADR (a)(b)	77,151
406	Guidewire Software, Inc. (a)	45,764
1,012	Intelligent Systems Corp. (a)	31,838
1,119	j2 Global, Inc. (a)	153,918
724	Jack Henry & Associates, Inc.	118,381
1,426	LivePerson, Inc. (a)	90,180
1,209	Manhattan Associates, Inc. (a)	175,112
824	McAfee Corp. - Class A	23,089
980	Medallia, Inc. (a)	33,075
128	MicroStrategy, Inc. - Class A (a)	85,056
703	Mimecast, Ltd. - ADR (a)	37,294
4,010	Mitek Systems, Inc. (a)	77,233
1,181	Model N, Inc. (a)	40,473
1,365	Momentive Global, Inc. (a)	28,761
804	New Relic, Inc. (a)	53,844
7,478	NortonLifeLock, Inc.	203,551
3,180	Nuance Communications, Inc. (a)	173,119
2,755	Nutanix, Inc. - Class A (a)	105,296
2,018	OneSpan, Inc. (a)	51,540
618	PagerDuty, Inc. (a)(b)	26,314
854	Pegasystems, Inc. (b)	118,868
1,970	Progress Software Corp.	91,113
608	Proofpoint, Inc. (a)	105,646
571	PROS Holdings, Inc. (a)	26,020
1,250	PTC, Inc. (a)	176,575
927	QAD, Inc. - Class A	80,668
518	Qualys, Inc. (a)	52,157
1,025	Rapid7, Inc. (a)	96,996
11,024	Rimini Street Inc. (a)	67,908
889	Riot Blockchain, Inc. (a)	33,489
955	SailPoint Technologies Holding Inc. (a)	48,772
1,100	Sapiens International Corp NV - ADR	28,897
3,315	SecureWorks Corp. - Class A (a)	61,427
881	ShotSpotter, Inc. (a)	42,966
1,209	Smartsheet, Inc. - Class A (a)	87,435
10,816	Smith Micro Software, Inc. (a)	56,460
762	SPS Commerce, Inc. (a)	76,086
1,362	Tenable Holdings, Inc. (a)	56,319
741	Upland Software, Inc. (a)	30,507
2,370	Varonis Systems, Inc. (a)	136,559
2,216	Verint Systems, Inc. (a)	99,875
1,122	Workiva, Inc. (a)(b)	124,912
4,669	Xperi Holding Corp.	103,839
2,651	Yext, Inc. (a)	37,883
1,358	Zendesk, Inc. (a)	196,014
5,818	Zix Corp. (a)	41,017
2,549	Zuora, Inc. - Class A (a)	43,970
		7,154,297
	Specialty Retail - 5.31%
3,108	Abercrombie & Fitch Co. - Class A (a)	144,304
1,862	Academy Sports & Outdoors, Inc. (a)	76,789
3,165	American Eagle Outfitters, Inc.	118,782
773	America’s Car-Mart, Inc. (a)	109,550
4,610	Arko Corp. (a)	42,366
461	Asbury Automotive Group, Inc. (a)	79,002
1,526	At Home Group, Inc. (a)	56,218
1,252	AutoNation, Inc. (a)	118,702
2,419	Barnes & Noble Education, Inc. (a)	17,441

4,674	Bed Bath & Beyond, Inc. (a)	155,597
2,949	Big 5 Sporting Goods Corp.	75,730
494	Blink Charging Co. (a)	20,338
758	Boot Barn Holdings, Inc. (a)	63,710
948	Byrna Technologies, Inc. (a)	21,539
4,189	Caleres, Inc.	114,318
1,566	Camping World Holdings, Inc. - Class A (b)	64,190
3,821	CarLotz, Inc. (a)	20,863
7,399	Chico’s FAS, Inc. (a)	48,685
2,170	Citi Trends, Inc. (a)	188,790
2,272	Conn’s, Inc. (a)	57,936
1,401	Dick’s Sporting Goods, Inc.	140,366
663	Five Below, Inc. (a)	128,138
1,241	Floor & Decor Holdings, Inc. - Class A (a)	131,174
1,866	Foot Locker, Inc.	115,002
1,243	GameStop Corp. - Class A (a)(b)	266,176
1,394	Genesco, Inc. (a)	88,770
421	Group 1 Automotive, Inc.	65,015
1,392	Guess?, Inc.	36,749
2,397	Haverty Furniture Cos., Inc.	102,496
1,720	Hibbett Sports, Inc. (a)	154,164
2,843	JOANN, Inc.	44,777
3,375	Kirkland’s, Inc. (a)	77,220
1,794	Lazydays Holdings, Inc. (a)	39,468
2,419	Leslie’s, Inc. (a)	66,498
425	Lithia Motors, Inc. - Class A	146,047
4,222	Lumber Liquidators Holdings, Inc. (a)	89,084
1,827	MarineMax, Inc. (a)(b)	89,048
383	Monro, Inc.	24,324
544	Murphy USA, Inc.	72,553
1,078	National Vision Holdings, Inc. (a)(b)	55,118
1,655	ODP Corp. (a)	79,456
2,285	Party City Holdco, Inc. (a)	21,319
666	Penske Automotive Group, Inc.	50,276
2,191	Petco Health & Wellness Co., Inc. (a)	49,100
2,384	Rent-A-Center, Inc.	126,519
315	RH (a)	213,885
3,026	Sally Beauty Holdings, Inc. (a)	66,784
1,211	Shoe Carnival, Inc. (b)	86,695
2,149	Signet Jewelers, Ltd. - ADR (a)	173,618
1,009	Sleep Number Corp. (a)(b)	110,939
1,067	Sonic Automotive, Inc. - Class A	47,738
6,041	Sportsman’s Warehouse Holdings, Inc. (a)	107,349
1,731	The Aaron’s Co., Inc.	55,375
1,628	The Buckle, Inc. (b)	80,993
1,911	The Cato Corp. - Class A	32,239
982	The Children’s Place, Inc. (a)	91,385
6,889	The Container Store Group, Inc. (a)	89,833
4,116	The Gap, Inc.	138,503
4,339	Tilly’s, Inc. - Class A	69,337
1,085	TravelCenters of America, Inc. (a)	31,725
1,209	Urban Outfitters, Inc. (a)	49,835
1,426	Williams Sonoma, Inc.	227,661
232	Winmark Corp.	44,563
2,120	Zumiez, Inc. (a)	103,859
		5,676,023
	Technology Hardware, Storage & Peripherals - 0.94%
3,313	3D Systems Corp. (a)	132,421
4,908	Avid Technology, Inc. (a)	192,148
826	Corsair Gaming, Inc. (a)	27,498
2,693	MetaMaterials, Inc. (a)	20,171

1,742	NCR Corp. (a)	79,453
3,840	Pure Storage, Inc. - Class A (a)	74,995
11,461	Quantum Corp. (a)	78,966
915	Super Micro Computer, Inc. (a)	32,190
1,256	Synaptics, Inc. (a)(b)	195,408
2,262	Teradata Corp. (a)	113,032
2,301	Xerox Holdings Corp.	54,050
		1,000,332
	Textiles, Apparel & Luxury Goods - 2.18%
2,902	Capri Holdings, Ltd. - ADR (a)	165,965
737	Carter’s, Inc.	76,036
846	Columbia Sportswear Co.	83,213
2,014	Crocs, Inc. (a)	234,671
585	Deckers Outdoor Corp. (a)	224,681
6,323	Fossil Group, Inc. (a)	90,292
2,482	G-III Apparel Group, Ltd. (a)	81,558
4,585	Hanesbrands, Inc.	85,602
1,733	Kontoor Brands, Inc.	97,759
2,221	Movado Group, Inc.	69,895
631	Oxford Industries, Inc.	62,368
1,131	PLBY Group, Inc. (a)	43,985
1,173	PVH Corp. (a)	126,203
453	Ralph Lauren Corp. - Class A	53,368
830	Rocky Brands, Inc.	46,148
1,558	Skechers U.S.A., Inc. - Class A (a)	77,635
1,405	Steven Madden, Ltd.	61,483
2,247	Superior Uniform Group, Inc.	53,726
4,662	Tapestry, Inc. (a)	202,704
3,732	Under Armour, Inc. - Class A (a)	78,932
4,226	Under Armour, Inc. - Class C (a)(b)	78,477
1,790	Unifi, Inc. (a)	43,604
213	UniFirst Corp.	49,978
4,951	Vera Bradley, Inc. (a)	61,343
2,333	Wolverine World Wide, Inc.	78,482
		2,328,108

	Thrifts & Mortgage Finance - 1.23%
1,401	Axos Financial, Inc. (a)	64,992
789	Berkshire Hills Bancorp, Inc.	21,627
1,300	Bridgewater Bancshares, Inc. (a)	20,995
1,421	Essent Group, Ltd. - ADR	63,874
488	Federal Agricultural Mortgage Corp. - Class C	48,263
1,523	Flagstar Bancorp, Inc.	64,377
1,873	Flushing Financial Corp.	40,138
345	FS Bancorp, Inc.	24,588
189	Hingham Institution for Savings	54,905
556	Home Bancorp, Inc.	21,189
953	HomeStreet, Inc.	38,825
1,757	Kearny Financial Corp.	20,996
1,339	Merchants Bancorp	52,542
4,983	MGIC Investment Corp.	67,769
2,471	Mr Cooper Group, Inc. (a)	81,691
3,984	New York Community Bancorp, Inc.	43,904
1,752	NMI Holdings, Inc. - Class A (a)	39,385
742	Ocwen Financial Corp. (a)	22,987
1,458	PennyMac Financial Services, Inc.	89,988

1,781	People's United Financial, Inc.	30,526
745	Premier Financial Corp.	21,166
1,937	Provident Bancorp, Inc.	31,593
933	Provident Financial Services, Inc.	21,356
2,772	Radian Group, Inc.	61,677
700	Southern Missouri Bancorp, Inc.	31,472
1,049	TFS Financial Corp.	21,295
1,715	Velocity Financial, Inc. (a)	21,420
875	Walker & Dunlop, Inc.	91,333
880	Washington Federal, Inc.	27,967
2,042	Waterstone Financial, Inc.	40,146
685	WSFS Financial Corp.	31,914
		1,314,900
	Tobacco - 0.12%
4,357	22nd Century Group, Inc. (a)	20,173
634	Turning Point Brands, Inc.	29,018
752	Universal Corp.	42,842
2,758	Vector Group, Ltd.	38,998
		131,031
	Trading Companies & Distributors - 1.76%
2,166	Alta Equipment Group, Inc. (a)	28,786
897	Applied Industrial Technologies, Inc.	81,681
1,387	Beacon Roofing Supply, Inc. (a)	73,858
1,602	BlueLinx Holdings, Inc. (a)	80,549
811	CAI International, Inc.	45,416
3,088	Custom Truck One Source, Inc. (a)	29,398
2,035	DXP Enterprises, Inc. (a)	67,765
853	EVI Industries, Inc. (a)	24,225
330	GATX Corp.	29,195
1,962	Global Industrial Co.	72,025
2,276	GMS, Inc. (a)	109,567
1,102	H&E Equipment Services, Inc.	36,664
484	Herc Holdings, Inc. (a)	54,242
1,339	Lawson Products, Inc. (a)	71,650
4,114	MRC Global, Inc. (a)	38,672
844	MSC Industrial Direct Co., Inc. - Class A	75,732
6,286	NOW, Inc. (a)	59,654
1,262	Rush Enterprises, Inc. - Class A	54,569
882	Rush Enterprises, Inc. - Class B	33,639
941	SiteOne Landscape Supply, Inc. (a)	159,274
1,587	Textainer Group Holdings, Ltd. - ADR (a)	53,593
1,940	Titan Machinery, Inc. (a)(b)	60,024
650	Transcat, Inc. (a)	36,731
954	Triton International, Ltd. - ADR	49,932
2,437	Univar, Inc. (a)	59,414
2,644	Veritiv Corp. (a)	162,394
473	Watsco, Inc. - Class A	135,581
988	WESCO International, Inc. (a)	101,586
		1,885,816
	Transportation Infrastructure - 0.03%
733	Macquarie Infrastructure Corp.	28,052
	Water Utilities - 0.04%
1,607	Cadiz, Inc. (a)	21,855
512	Essential Utilities, Inc.	23,399
		45,254
	Wireless Telecommunication Services - 0.06%
1,576	Telephone & Data Systems, Inc.	35,712
716	United States Cellular Corp. (a)	25,998
		61,710
	Total Common Stocks (Cost $57,216,554)	97,716,113

	INVESTMENT COMPANIES - 3.26%
	Exchange Traded Funds - 3.26%
18,475	Vanguard Extended Market ETF (b)	3,484,200
	Total Investment Companies (Cost $2,806,572)	3,484,200

	REAL ESTATE INVESTMENT TRUSTS - 4.69%
	Real Estate Investment Trusts - 4.69%
1,751	Acadia Realty Trust	38,452
10,088	AGNC Investment Corp. (b)	170,386
344	Agree Realty Corp.	24,249
2,320	Alexander & Baldwin, Inc.	42,502
677	American Assets Trust, Inc.	25,245
702	American Campus Communities, Inc.	32,797
4,577	American Finance Trust, Inc.	38,813
2,911	American Homes 4 Rent - Class A	113,092
1,306	Americold Realty Trust	49,432
6,603	Apartment Investment and Management Co. - Class A	44,306
1,662	Apollo Commercial Real Estate Finance, Inc.	26,509
1,483	Apple Hospitality REIT, Inc.	22,631
3,385	Arbor Realty Trust, Inc.	60,321
1,418	Ares Commercial Real Estate Corp.	20,830
1,648	Armada Hoffler Properties, Inc.	21,902
3,462	ARMOUR Residential REIT, Inc.	39,536
847	Blackstone Mortgage Trust, Inc. (b)	27,011
2,399	Brandywine Realty Trust	32,890
2,889	Brixmor Property Group, Inc.	66,129
1,007	Broadstone Net Lease, Inc.	23,574
815	Camden Property Trust	108,126
4,917	Capstead Mortgage Corp.	30,190
358	Centerspace	28,246
3,573	Chimera Investment Corp.	53,809
1,759	City Office REIT, Inc.	21,864
1,357	Columbia Property Trust, Inc.	23,598
3,277	CoreCivic, Inc. (a)	34,310
3,046	CorePoint Lodging, Inc. (a)	32,592
239	CoreSite Realty Corp.	32,169
1,170	Corporate Office Properties Trust (b)	32,748
1,543	Cousins Properties, Inc.	56,752
1,161	CubeSmart	53,778
569	CyrusOne, Inc.	40,695
5,770	DigitalBridge Group, Inc. (a)	45,583
15,502	Diversified Healthcare Trust	64,798
1,010	Douglas Emmett, Inc.	33,956
3,808	Dynex Capital, Inc.	71,057
1,084	Easterly Government Properties, Inc. (b)	22,851
195	EastGroup Properties, Inc.	32,068
2,168	Ellington Financial, Inc.	41,517
4,558	Empire State Realty Trust, Inc. - Class A (b)	54,696
536	Equity LifeStyle Properties, Inc.	39,830
792	Essential Properties Realty Trust, Inc.	21,416
2,660	Farmland Partners, Inc.	32,053
453	First Industrial Realty Trust, Inc.	23,660
8,957	Franklin Street Properties Corp.	47,114
1,257	Gaming and Leisure Properties, Inc.	58,237
1,216	Gladstone Commercial Corp.	27,433
1,311	Gladstone Land Corp. (b)	31,543
1,160	Global Net Lease, Inc.	21,460
1,967	Great Ajax Corp.	25,532
744	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,776
1,814	Healthcare Realty Trust, Inc. (b)	54,783
835	Healthcare Trust of America, Inc. - Class A	22,294
865	Highwoods Properties, Inc.	39,072
1,981	Hudson Pacific Properties, Inc.	55,111
1,205	Independence Realty Trust, Inc.	21,967
1,317	Industrial Logistics Properties Trust	34,426
211	Innovative Industrial Properties, Inc. (b)	40,305

2,001	Iron Mountain, Inc.	84,682
1,610	iStar Financial, Inc.	33,375
780	JBG SMITH Properties	24,578
675	Kilroy Realty Corp.	47,007
2,823	Kimco Realty Corp.	58,860
2,067	Kite Realty Group Trust	45,495
323	Lamar Advertising Co. - Class A	33,728
1,757	Lexington Realty Trust	20,996
537	Life Storage, Inc.	57,647
1,739	Macerich Co.	31,737
2,649	Mack-Cali Realty Corp.	45,430
1,956	Medical Properties Trust, Inc.	39,316
4,751	MFA Financial, Inc.	21,807
1,138	Monmouth Real Estate Investment Corp. - Class A	21,303
398	National Health Investors, Inc.	26,686
474	National Retail Properties, Inc.	22,221
925	National Storage Affiliates Trust	46,768
2,858	New Residential Investment Corp.	30,266
7,098	New Senior Investment Group, Inc.	62,320
11,133	New York Mortgage Trust, Inc.	49,765
394	NexPoint Residential Trust, Inc.	21,662
2,115	Office Properties Income Trust	61,991
707	Omega Healthcare Investors, Inc.	25,657
5,408	Paramount Group, Inc.	54,459
3,630	PennyMac Mortgage Investment Trust	76,448
1,431	Physicians Realty Trust	26,431
2,272	Piedmont Office Realty Trust, Inc. - Class A	41,964
1,082	Plymouth Industrial REIT, Inc.	21,661
1,161	Postal Realty Trust, Inc.	21,177
1,302	PotlatchDeltic Corp.	69,201
418	QTS Realty Trust, Inc. - Class A	32,311
842	Rayonier, Inc. (b)	30,253
1,318	Ready Capital Corp.	20,917
4,507	Redwood Trust, Inc.	54,399
862	Regency Centers Corp.	55,228
2,042	Retail Opportunity Investments Corp.	36,062
4,388	Retail Properties of America, Inc. - Class A	50,243
3,281	Retail Value, Inc.	71,362
1,923	RPT Realty	24,961
2,054	Sabra Health Care REIT, Inc.	37,383
2,081	Service Properties Trust	26,221
2,624	SITE Centers Corp.	39,517
742	SL Green Realty Corp. (b)	59,360
460	Spirit Realty Capital, Inc.	22,006
804	STAG Industrial, Inc.	30,094
2,766	Starwood Property Trust, Inc. (b)	72,386
1,017	STORE Capital Corp.	35,097
3,216	Tanger Factory Outlet Centers, Inc.	60,622
11,390	The Geo Group, Inc.	81,097
1,544	TPG RE Finance Trust, Inc.	20,767
8,405	Two Harbors Investment Corp.	63,542
1,460	UMH Properties, Inc.	31,857
1,406	Urban Edge Properties	26,855
1,582	Urstadt Biddle Properties, Inc. - Class A	30,659
1,391	VEREIT, Inc.	63,889
4,680	VICI Properties, Inc. (b)	145,174
455	Vornado Realty Trust	21,235
930	Washington Real Estate Investment Trust	21,390
6,037	Whitestone	49,805
	Total Real Estate Investment Trusts (Cost $4,261,191)	5,013,352

Principal
Amount
	CORPORATE OBLIGATIONS - 0.00% (g)
	Capital Markets - 0.00%
4,596	GAMCO Investors, Inc. 4.000%, 06/15/2023
		4,596
	Total Corporate Obligations (Cost $4,596)	4,596
Number of Shares
	SHORT TERM INVESTMENTS - 0.96%
	Money Market Funds - 0.96%
	DWS Government Money Market Series - Institutional Shares
1,022,282	Effective Yield, 0.04% (e)	1,022,282
	Total Short Term Investments (Cost $1,022,282)	1,022,282
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.57%
	Mount Vernon Liquid Assets Portfolio, LLC
8,086,701	Effective Yield, 0.10% (e)	8,086,701
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $8,086,701)	8,086,701

	Total Investments (Cost $73,397,896) - 107.90%	115,327,244
	Liabilities in Excess of Other Assets - (7.90)%	(8,446,141)
	TOTAL NET ASSETS - 100.00%	$106,881,103

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classifies as Level 3 in the fair value hierarchy.
(d)	As of June 30, 2021, the Valuation Committee has fair valued this security. The value of these securities were $3,866, which represents less than 0.01% of total net assets.
(e)	Seven-day yield as of June 30, 2021.
(f)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $3,867, which represents less than 0.01% of total net assets.
(g)	Less than .01%.

Glossary of Terms
ADR -	American Depositary Receipt